Variable Interest Entities - Nonconsolidated VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Securitization investments	$ 374,688	$ 496,935
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Securitization investments	374,688	496,935
Variable Interest Entity, Not Primary Beneficiary | Personal loans
Variable Interest Entity [Line Items]
Securitization investments	62,925	71,115
Variable Interest Entity, Not Primary Beneficiary | Student loans
Variable Interest Entity [Line Items]
Securitization investments	$ 311,763	$ 425,820